Tax Effects of Significant Temporary Differences (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)
Deductible temporary differences:
Allowance for loan losses	₨ 14,396.4	$ 217.3	₨ 12,576.7
Investments, others	0.0	0.0	4.6
Derivatives	497.2	7.5	820.9
Employee benefits	1,579.6	23.8	1,225.8
Others	3,146.1	47.6	3,212.8
Deferred tax asset	19,619.3	296.2	17,840.8
Taxable temporary differences:
Property and equipment	935.2	14.1	891.3
Loan origination cost	2,291.2	34.6	1,944.9
Investments, others	117.3	1.8	0.0
Unrealized gain on securities available for sale	5,583.4	84.3	5,209.8
Intangible assets	1.7	0.0	4.1
Deferred tax liability	8,928.8	134.8	8,050.1
Net deferred tax asset (liability)	₨ 10,690.5	$ 161.4	₨ 9,790.7